Financial assets at fair value through other comprehensive income - Additional information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Additions	€ 10,500	€ 13,186
Exchange rate differences	444	651
Changes in unrealised revaluations	(2,178)	(1,296)
Disposals, financial assets	8,638	17,750
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Changes in unrealised revaluations	(2,210)
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Additions	9	518
Exchange rate differences	56	191
Changes in unrealised revaluations	32	(88)
Disposals, financial assets	€ 490	€ 19
Investment in Bank of Beijing [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership interest held in equity based investments	13.00%	13.00%
Minimum percentage of equity ownership required to supply additional capital	5.00%
Investment in Bank of Beijing [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences	€ 56
Changes in unrealised revaluations	40	€ (153)
New Investments In Strategic Equity Instruments [Member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Additions		€ 518
Disposals, financial assets	€ 490